Corporate information	12 Months Ended
Dec. 31, 2021
Corporate information

1	Corporate information

Afya Limited (“Afya”), collectively with its subsidiaries referred to as the “Company”, is a holding company incorporated under the laws of the Cayman Islands on March 22, 2019. Afya Limited became the holding company of Afya Participações S.A. (hereafter referred to as “Afya Brazil”), formerly denominated NRE Participações S.A., through the completion of the corporate reorganization in July 2019. Up to that date, Afya Limited did not have commenced operations and had only nominal assets and liabilities and no material contingent liabilities or commitments. Accordingly, Afya Limited’s consolidated financial information substantially reflect the operations of Afya Brazil after the corporate reorganization.

The Company is formed by a network of higher education and post graduate institutions focused on medicine located in 18 Brazilian states forming the largest educational group by the number of medical seats in the country and by services that comprises the development and sale of electronically distributed educational courses on medicine science, related printed and technological educational content. The Company also offers services to empower the physicians in their daily routine providing supporting clinic decisions thought mobile app subscription and deliver practice management tools through a SaaS model.

Corporate reorganization

On March 29, 2019, Afya Brazil merged (i) BR Health Participações S.A. (“BR Health”), a wholly-owned subsidiary of Bozano Educacional II Fundo de Investimento em Participações Multiestratégia (“Crescera”) that controlled Guardaya Empreendimentos and Participações S.A. (“Guardaya”) and was one of Afya Brazil’s shareholders; and (ii) Guardaya which owned 100% of Medcel Editora e Eventos S.A. (“Medcel Editora”) and CBB Web Serviços e Transmissões On Line S.A. (“CBB Web”), focused on medical residency preparation courses located in the state of São Paulo, resulting in the transfer to Afya Brazil of 100% of Medcel Editora and CBB Web and 15% of União Educacional do Planalto Central S.A. (“UEPC”), a medical school located in the Federal District. On June 18, 2019 Afya Brazil acquired an additional 15% interest in UEPC resulting in an interest of 30%.

On July 7, 2019, each of Afya Brazil´s shareholders had agreed to contribute their respective shares on Afya Brazil into Afya Limited, exchanging one common share into 28 Class A or Class B common shares of Afya Limited. The holders of the Class A common shares and Class B common shares have identical rights, except that (i) the holder of Class B common shares is entitled to 10 votes per share, whereas holders of Class A common shares are entitled to one vote per share, (ii) Class B common shares have certain conversion rights and (iii) the holders of Class B common shares are entitled to maintain their proportional ownership interest in the event that common shares and/or preferred shares are proposed to be issued. The holders of Class A common shares and Class B common shares vote together as a single class on all matters (including the election of directors) submitted to a vote of shareholders, unless otherwise required by law and subject to certain exceptions.

Initial public offering

On July 18, 2019, Afya Limited priced its initial public offering (“IPO”) of 13,744,210 Class A common shares, which began trading on the Nasdaq Global Select Market (“NASDAQ”) on July 19, 2019 under the symbol “AFYA”. On July 23, 2019, the underwriters exercised the option to buy an additional 2,061,631 Class A common shares to cover over-allotments, totaling 15,805,841 Class A common shares, which 13,888,887 Class A common shares were offered by Afya Limited and 1,916,954 Class A common shares were offered by the selling shareholders at the initial public offering price. The initial offering price was US$ 19.00 per Class A common share.

On July 23, 2019, the share capital of Afya Limited was increased by 13,888,887 Class A shares through the proceeds received as a result of the IPO of US$ 263,888 thousand (or R$ 992,778). The net proceeds from the IPO were US$ 242,711 thousand (or R$ 913,108), after deducting US$ 15,833 thousand (or R$ 59,566) in underwriting discounts and commissions and other offering expenses totaled US$ 5,344 thousand (or R$ 20,104). The share issuance costs totaled R$ 79,670.

Afya Limited transferred US$ 251,800 thousand (or R$ 961,438) of the net proceeds from the Cayman Islands to bank accounts in Brazil. These deposits were invested on first-line financial institutions in Brazil and denominated in Brazilian reais.

Issuance of additional common shares

On February 6, 2020, Afya completed its follow-on public offering of 3,019,928 Class A common shares offered by the Company and 9,406,812 Class A common shares offered by the selling shareholders.

The offering price was US$ 27.50 per Class A common share and gross proceeds of US$ 83,048 thousand (R$ 358,286). The Company received net proceeds of US$ 78,846 thousand (R$ 339,648), after deducting US$ 4,202 thousand (R$ 18,638) in underwriting discounts, commissions and other offering expenses.

On March 10, 2020, the underwriters exercised their option to acquire additional 240,552 Class A common shares at the offering price, resulting in gross proceeds of US$ 6,615 thousand (R$ 30,884). The net proceeds from the additional shares were US$ 6,387 thousand (R$ 29,819), after deducting U$ 228 thousand (R$ 1,066) in underwriting discounts and commissions.

Afya transferred US$ 68,060 thousand (R$ 294,312) of the net proceeds to bank accounts in Brazil with an increase in the capital of Afya Brazil. These deposits were invested in first-line financial institutions in Brazil and denominated in Brazilian reais.

Acquisitions in 2021

(i) On January 21, 2021, Afya Brazil acquired iClinic (comprised by iClinic Participações S.A., iClinic Desenvolvimento de Software Ltda. and Black River Brazil Participações S.A.). iClinic is a SaaS model physician focused technology company and the leading medical practice management software in Brazil. See Note 5.

(ii) On March 25, 2021, Afya Brazil acquired Medicinae Solutions S.A. (“Medicinae”), through the acquisition of 100% of its shares. Medicinae is a leading Brazilian healthcare technology company that specializes in healthcare payments and financial services. See Note 5.

(iii) On April 8, 2021, Afya Brazil acquired 100% of the total share capital of Medical Harbour Aparelhos Médicos Hospitalares e Serviços em Tecnologia Ltda. (“Medical Harbour”). Medical Harbour offers educational health and medical imaging solutions through an interactive platform for anatomical study, 3D virtual dissection and analysis of medical images, which allow the exploration, and knowledge of human anatomy with digital resources. See Note 5.

(iv) On April 16, 2021, Afya Brazil acquired 100% of the total share capital of Cliquefarma Drogarias Online Ltda. (“Cliquefarma”), a healthtech company operating a free-to-use website that tracks prescription drugs, cosmetics and personal hygiene product prices in Brazil. See Note 5.

(v) On May 13, 2021, Afya Brazil acquired 100% of the total share capital of Shosp Tecnologia da Informação Ltda. (“Shosp”), which provides a clinical management software that offers all functionalities needed for clinics all over Brazil to manage their financials, patients appointments, medical records, marketing, and others. See Note 5.

(vi) On June 1, 2021, Afya Brazil acquired 100% of the total share capital of Sociedade Padrão de Educação Superior Ltda. (“UNIFIPMoc”), which provides a post-secondary education institution with government authorization to offer on-campus, undergraduate degrees programs in medicine and health, as well as other courses,in the states of Minas Gerais and Bahia. See Note 5.

(vii) On August 4, 2021, Afya Brazil acquired 100% of the total share capital of (“Unigranrio”), comprised of (i) Companhia Nilza Cordeiro Herdy de Educação e Cultura; (ii) Instituto de Ensino Superior de Palhoça S/S Ltda.; (iii) Sociedade Educacional de Palhoça S/S Ltda.; and (iv) Policlínica e Centro de Estética Duque de Caxias Ltda. Unigranrio is a post-secondary education institution with governmental authorization to offer on-campus, undergraduate degrees and graduate programs in medicine and health, as well as other courses, in the States of Rio de Janeiro and Santa Catarina. See Note 5.

(viii) On October 1, 2021, Afya Brazil acquired 100% of the total share capital of (“RX PRO”), comprised of (i) RX PRO Soluções de Tecnologia Ltda. and (ii) RX PRO LOG Transporte e Logistica Ltda.. RX PRO consists of a solution that connects physicians with the pharmaceutical industry, providing specialized and personalized marketing for those companies, in a more convenient way for physicians. See Note 5.

(ix) On November 05, 2021 Secretary of Regulation and Supervision of Higher Education of the Ministry of Education ("MEC") authorized the operation of 120 medical school seats in Garanhuns, for which our shareholder Nicolau Carvalho Esteves entered into an agreement with Afya Brazil pursuant to which he assigned to Afya Brazil the right to develop the ITPAC Garanhuns greenfield unit, a medical school in the city of Garanhuns, State of Pernambuco. Management assessed the aspects of such transaction and concluded that the transaction does not fall under the definition of business, but an acquisition of license with indefinite useful life recognized in intangible assets.

COVID-19

In December 2019, a novel strain of coronavirus (COVID-19) was reported to have emerged in Wuhan, China. COVID-19 has since spread to most of the countries around the globe, including every state in Brazil. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, and on March 20, 2020 the Brazilian federal government declared a national emergency with respect to COVID-19.

Since March 17, 2020, there has been some interruption of our on-campus activities due to Brazilian government authorities’ mandatory lockdowns. We managed to rapidly adapt our business to these unusual times, and although there has been an interruption of our on-campus activities, we are offering our non-practical educational activities to our students through our online platform (rather than on-site). Regarding the offering of practical classes, we quickly resumed our in-hospital and health care residency programs for fifth and sixth-year students, which represents the largest portion of our practical curriculum.

During 2020, the States of Rio de Janeiro, Pará, Tocantins, Piauí, Rondônia, Bahia and Maranhão had issued state decrees granting discounts to our students because of COVID-19. These mandatory discounts have been suspended as their constitutionality has been challenged in the superior courts. As long as it has not been declared constitutional, we started to invoice our students without these discounts and, from March 2021, with the discount granted during 2020.

Additionally, we are also face individual and collective legal proceedings all across the country. On November 18, 2021, the Brazilian Federal Court of Justice (STF) decided, by majority of the votes, that any lawsuit with decisions to apply linear discounts in monthly tuition fees for private universities with respect to the COVID-19 pandemic are unconstitutional. The decisions were made in connection to the suits “Arguições de Descumprimento de Preceito Fundamental – ADPF”, numbers 706 e 713, distributed by ANUP (Associação Nacional das Universidades Particulares) e CRUB (Conselho de Reitores das Universidades Brasileiras), respectively. Therefore, the Company shall not apply linear discounts in any active monthly tuition fees that are related to the effects to the Covid-19 pandemic. Regarding the discounts granted by the date of issuance of these financial statements, the Company is charging back the students as final legal decisions are given by Brazilian courts.

The total mandatory discounts granted due to COVID-19, net of discounts that have been recovered from previous period, totaled R$ 33,081 during 2021 and R$ 24,800 was related to FCMPB (R$ 6,545 for the year ended December 31, 2020).

As of the date of these financial statements, the COVID-19 pandemic has had no significant impact on the payment default rates of our students. Furthermore, there have been no significant impacts on our financial performance and position of assets and there have been no significant changes in our financial condition triggering impairment indicators in these financial statements.

By the date of issuance of these financial statements all of the lockdown restrictions have been revoked by Brazilian authorities in our campus locations and the Company has also successfully retaken all of its practical classes in medicines courses and all of its classroom classes.